Cover page	12 Months Ended
Dec. 31, 2025 shares
Entity Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39777
Entity Registrant Name	NANOBIOTIX S.A.
Entity Incorporation, State or Country Code	I0
Entity Address, Address Line One	60 rue de Wattignies
Entity Address, Postal Zip Code	75012
Entity Address, City or Town	Paris
Entity Address, Country	FR
Title of 12(b) Security	Ordinary shares, nominal value €0.03 per share
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	48,410,068
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001760854
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
No Trading Symbol Flag	true
American depositary shares, each representing one ordinary share, nominal value €0.03 per share
Entity Information [Line Items]
Title of 12(b) Security	American depositary shares, each representing one ordinary share, nominal value €0.03 per share
Trading Symbol	NBTX
Security Exchange Name	NASDAQ
Business Contact
Entity Information [Line Items]
Entity Address, Address Line One	60 rue de Wattignies
Entity Address, Postal Zip Code	75012
Entity Address, City or Town	Paris
Entity Address, Country	FR
Contact Personnel Name	Mr. Bart van Rhijn
City Area Code	33
Local Phone Number	(0)1 40 26 04 70
Contact Personnel Fax Number	33 (0)1 40 26 04 44